Note 4 - Debt	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
4 .	DEBT

On
December 11, 2018,
the Company’s
$7,500,000
revolving line of credit facility expired. On
December 12, 2018,
the Company entered into a loan agreement for a
$5,000,000
revolving line of credit facility (the “Credit Facility”) with Citizens National Bank, which changed its name to VeraBank on
January 14, 2019 (
the “Bank”). The Credit Facility expires on
December 12, 2019
and is collateralized by the Company’s tubular segment accounts receivable and inventory. Borrowings under the credit facility bear interest at the Bank’s prime rate minus
0.55%
resulting in an applicable interest rate of
4.95%
as of
March 31, 2019.
Interest payments on amounts advanced are due monthly and principal payments may
be made at any time without penalty. All outstanding principal and accrued interest is due upon expiration of the Credit Facility. Access to funds under the Credit Facility is subject to a borrowing base requirement. The borrowing base is calculated as
80%
of eligible tubular segment accounts receivable plus
40%
of eligible tubular segment inventory. The total amount contributed to the borrowing base by eligible inventory shall not
exceed
$3,000,000.
At
March 31, 2019,
the borrowing base calculations would allow the Company access to the full
$5,000,000
available under the Credit Facility. The Credit Facility contains financial covenants that require the Company to not
permit: (
1
) total shareholders’ equity to be less than
$50.0
million at any time, (
2
) total liabilities to exceed
50%
of total shareholders’ equity at any time and (
3
) debt service coverage ratio, measured as of the end of each calendar quarter, to be less than
2.00
to
1.00.
The debt service coverage ratio is calculated on a trailing
twelve
month period as the ratio of earnings before interest, taxes, depreciation and amortization (EBITDA) to the sum of interest expense for such period, scheduled principal payments for such period on all indebtedness for money borrowed and capital leases, and the aggregate amount payable during such period under any operating leases. At
March 31, 2019,
the Company was in compliance with all financial covenants and had no
borrowings outstanding under the Credit Facility.